DEBT OBLIGATIONS - Reconciliation of cash flows from financing activities from debt obligations (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Borrowing [Roll Forward]
Dec. 31, 2017	$ 37,991
Debt obligation issuance, net of repayments	9,868
Non-cash changes in debt obligations
Assumed from business combinations	18,316
Derecognized on loss of control of subsidiaries	(784)
Amortization of deferred financing costs and (premium) discount	114
Foreign currency translation	(961)
Other	(580)
Dec. 31, 2018	$ 63,964